Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 100.1%
2,442,731	Angel Oak Mortgage Trust, Series 2022-1 A1^†	2.88%	12/25/2066	2,122,914
2,080,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY A (1 Month LIBOR USD + 0.85%)^	3.67%	09/15/2034	2,039,541
3,148,601	Bayview MSR Opportunity Master Fund Trust INV2, Series 2022-2 A1#^	3.00%	12/25/2051	2,614,468
4,537,399	Bayview MSR Opportunity Master Fund Trust INV5, Series 2021-5 A2#^	2.50%	11/25/2051	3,635,077
4,659,445	Bayview MSR Opportunity Master Fund Trust INV6, Series 2021-6 A1#^	3.00%	10/25/2051	3,869,010
3,500,000	BBCMS Mortgage Trust, Series 2017-DELC C (1 Month LIBOR USD + 1.33%)^	4.14%	08/15/2036	3,364,390
2,000,000	BBCMS Mortgage Trust, Series 2018-TALL A (1 Month LIBOR USD + 0.72%)^	3.54%	03/15/2037	1,885,814
2,305,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	3.56%	09/15/2034	2,160,467
2,000,000	BX Trust, Series 2022-PSB A (1 Month SOFR + 2.45%)^	5.30%	08/15/2039	1,997,881
1,000,000	COMM Mortgage Trust, Series 2013-CCRE6 A4	3.10%	03/10/2046	995,935
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	940,039
38,752	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	36,274
53,126	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	53,544
120,042	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	116,272
52,343	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	54,491
168,312	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	167,206
42,757	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	43,059
140,351	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	135,956
421,251	FHLMC PC, Pool# C9-1826	3.00%	05/01/2035	389,230
20,066	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	3.12%	05/01/2035	20,401
135,382	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	136,051
37,766	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	38,065
246,807	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	231,534
239,171	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	228,709
19,750	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	2.61%	03/01/2036	20,081
16,270	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	3.71%	10/01/2036	16,721
137,367	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	141,912
68,517	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	68,048
4,463	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	3.49%	02/01/2037	4,414
86,143	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	85,659
42,670	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	42,430
86,608	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	85,093
23,181	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	3.73%	06/01/2037	23,513
50,209	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	49,747
64,283	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	63,158
206,295	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	202,858
45,473	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	2.03%	10/01/2037	44,963
127,646	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	126,831
682,502	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	638,651
77,252	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	75,899
3,216,729	FHLMC PC, Pool# WA-3311	2.21%	04/01/2038	2,427,703
133,813	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	132,892
302,662	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	303,620
121,300	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	127,974
139,984	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	147,515
97,888	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	96,174
67,157	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	67,911
294,421	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	305,021
234,634	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	235,085
1,414,860	FHLMC PC, Pool# QC-5310	3.00%	08/01/2051	1,239,383
3,950,117	FHLMC PC, Pool# QD-5779	3.00%	01/01/2052	3,449,043
3,344,460	FHLMC PC, Pool# SD-0846	2.50%	02/01/2052	2,837,009
5,585,077	FHLMC PC, Pool# SD-8196	3.50%	02/01/2052	5,042,521
4,062,264	FHLMC PC, Pool# RA-6966	2.00%	03/01/2052	3,308,196
1,920,452	FHLMC PC, Pool# QD-7450	3.00%	03/01/2052	1,680,158
4,239,684	FHLMC PC, Pool# QD-7999	4.00%	03/01/2052	3,945,501
601,751	FHLMC PC, Pool# QE-0622	2.00%	04/01/2052	488,974
1,014,924	FHLMC PC, Pool# QE-0380	2.50%	04/01/2052	860,293
2,872,361	FHLMC PC, Pool# QD-9775	4.00%	04/01/2052	2,674,534
3,427,161	FHLMC PC, Pool# QD-9382	4.00%	04/01/2052	3,193,031
2,882,309	FHLMC PC, Pool# QE-0898	4.50%	04/01/2052	2,757,133
3,950,134	FHLMC PC, Pool# RA-7374	3.00%	05/01/2052	3,455,929
3,246,856	FHLMC PC, Pool# QE-2358	3.50%	05/01/2052	2,931,799
3,251,474	FHLMC PC, Pool# QE-3174	3.50%	06/01/2052	2,934,737
11,366	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	7
7,410	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	7,485
48,022	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	46,867
703,498	FHLMC REMIC, Series 2907 VZ	4.50%	05/15/2034	687,348
190,814	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	191,032
342,140	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	348,984
215,650	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	220,253
456,668	FHLMC REMIC, Series 3830 NB	4.50%	02/15/2039	456,410
762,246	FHLMC REMIC, Series 4121 DH	2.00%	10/15/2042	545,598
26,589	FHLMC REMIC, Series 4690 QA	3.50%	05/15/2044	26,517
473,609	FHLMC REMIC, Series 4872 AB	4.00%	08/15/2047	464,478
151,163	FHLMC REMIC, Series 4891 PA	3.50%	07/15/2048	146,381
746,589	FHLMC REMIC, Series 4888 AC	3.50%	01/15/2049	684,368
2,307,886	FHLMC REMIC, Series 5080 PB	1.25%	03/25/2050	1,839,572
2,792,277	FHLMC REMIC, Series 5083 UB	1.25%	03/25/2051	2,162,826
466,576	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	459,106
12,233,741	FHMS, Series K-035 X1#~	0.45%	08/25/2023	30,299
63,188,759	FHMS, Series K-C02 X1#~	0.51%	03/25/2024	318,225
19,459,511	FHMS, Series K-038 X1#~	1.24%	03/25/2024	233,242
41,419,703	FHMS, Series K-040 X1#~	0.83%	09/25/2024	425,753
17,028,467	FHMS, Series K-C03 X1#~	0.63%	11/25/2024	185,813
126,888,866	FHMS, Series K-047 X1#~	0.23%	05/25/2025	386,656
7,607,225	FHMS, Series Q-013 XPT1#~	1.66%	05/25/2025	194,310
14,230,774	FHMS, Series K-053 X1#~	1.02%	12/25/2025	323,467
8,933,713	FHMS, Series K-055 X1#~	1.48%	03/25/2026	335,442
5,842,065	FHMS, Series K-058 X1#~	1.04%	08/25/2026	169,609
6,265,209	FHMS, Series K-059 X1#~	0.43%	09/25/2026	61,221
26,544,803	FHMS, Series K-737 X1#~	0.75%	10/25/2026	529,980
53,649,137	FHMS, Series K-063 X1#~	0.42%	01/25/2027	537,613
21,014,957	FHMS, Series K-064 X1#~	0.74%	03/25/2027	468,650
5,651,815	FHMS, Series Q-013 XPT2#~	1.81%	05/25/2027	156,435
5,300,762	FHMS, Series K-W03 X1#~	0.97%	06/25/2027	142,471
12,252,508	FHMS, Series K-068 X1#~	0.56%	08/25/2027	215,636
28,861,376	FHMS, Series K-069 X1#~	0.48%	09/25/2027	440,035
31,224,563	FHMS, Series K-072 X1#~	0.49%	12/25/2027	504,177
600,122	FHMS, Series Q-006 APT2#	3.25%	10/25/2028	567,753
24,774,692	FHMS, Series K-087 X1#~	0.51%	12/25/2028	480,272
17,924,989	FHMS, Series K-091 X1#~	0.71%	03/25/2029	541,371
12,618,287	FHMS, Series K-092 X1#~	0.85%	04/25/2029	480,639
6,255,405	FHMS, Series K-093 X1#~	1.09%	05/25/2029	310,071
10,950,278	FHMS, Series K-094 X1#~	1.02%	06/25/2029	514,453
14,468,599	FHMS, Series K-103 X1#~	0.76%	11/25/2029	529,996
65,404,437	FHMS, Series K-139 X1#~	0.20%	01/25/2032	551,964
394,110	FHMS, Series Q-004 A2H#	2.86%	01/25/2046	392,156
174,242	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	173,771
909,914	FHMS, Series Q-004 A4H#	2.81%	08/25/2046	903,270
1,122,418	FHMS, Series Q-007 APT1#	3.57%	10/25/2047	1,121,152
881,249	FHS, Series 366 IO~	4.00%	08/01/2049	162,607
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	991,692
12,822	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	3.43%	10/01/2025	12,705
30,400	FNMA, Pool# 344903	5.50%	10/01/2025	30,307
46,506	FNMA, Pool# 356232	6.50%	01/01/2026	47,942
20,895	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	3.90%	05/01/2026	20,453
36,461	FNMA, Pool# 356329 (1 Year CMT Rate + 2.65%)	2.78%	01/01/2027	35,880
13,284	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	2.90%	04/01/2027	13,093
24,475	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	3.48%	11/01/2027	24,207
150,000	FNMA, Pool# AN8842	3.32%	04/01/2028	140,621
2,726,671	FNMA, Pool# BL0387	4.28%	05/01/2028	2,707,045
456,607	FNMA, Pool# 257203	5.00%	05/01/2028	448,649
785,870	FNMA, Pool# 958720	5.65%	10/01/2028	806,061
347,838	FNMA, Pool# 957502	3.98%	07/01/2029	339,955
31,250	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	2.22%	11/01/2029	30,830
31,780	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	2.40%	09/01/2030	30,889
70,328	FNMA, Pool# AL0898	5.00%	02/01/2031	69,436
1,291,402	FNMA, Pool# AI4717	4.50%	07/01/2031	1,266,929
30,150	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	2.35%	08/01/2031	29,574
2,150,000	FNMA, Pool# BL4313	2.31%	09/01/2031	1,818,637
31,285	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	4.54%	09/01/2031	31,034
8,669	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	3.40%	03/01/2032	8,393
806,240	FNMA, Pool# 470828	3.53%	03/01/2032	750,062
8,271	FNMA, Pool# 628837	6.50%	03/01/2032	8,531
13,590	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	3.40%	04/01/2032	13,154
33,996	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	4.30%	09/01/2032	33,727
28,687	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	4.02%	11/01/2032	28,449
25,850	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	3.63%	03/01/2033	25,394
5,704	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.03%)	2.28%	07/01/2033	5,644
29,718	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	2.27%	11/01/2033	29,225
12,798	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	2.34%	11/01/2033	12,595
24,286	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	24,056
26,150	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	2.90%	02/01/2034	25,805
26,346	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	3.28%	04/01/2034	25,977
105,261	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	4.21%	07/01/2034	104,500
2,965	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	2.12%	03/01/2035	2,930
40,113	FNMA, Pool# 889829	5.00%	07/01/2035	40,422
32,146	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	4.07%	08/01/2035	31,858
464,945	FNMA, Pool# AL7654	3.00%	09/01/2035	429,570
21,104	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	4.04%	09/01/2035	20,951
49,111	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	2.02%	10/01/2035	48,636
114,622	FNMA, Pool# 842006	4.25%	10/01/2035	109,028
19,450	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	3.53%	11/01/2035	19,943
240,186	FNMA, Pool# 850232	4.25%	12/01/2035	230,715
11,740	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	1.94%	03/01/2036	11,602
228,051	FNMA, Pool# AB0577	4.00%	03/01/2036	215,349
10,862	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	4.23%	03/01/2036	11,126
17,652	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.74%)	2.61%	04/01/2036	17,861
48,318	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.57%)	2.41%	05/01/2036	47,635
17,971	FNMA, Pool# 745626 (1 Year CMT Rate + 2.14%)	3.53%	05/01/2036	17,708
4,393	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.88%)	4.13%	06/01/2036	4,349
16,096	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.83%)	4.08%	07/01/2036	15,983
225,064	FNMA, Pool# 896838	5.45%	07/01/2036	223,559
79,969	FNMA, Pool# 745818	6.50%	09/01/2036	83,043
27,764	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.82%)	3.32%	05/01/2037	27,485
51,854	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.13%)	3.39%	08/01/2037	52,396
27,316	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	3.95%	08/01/2037	26,972
31,755	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	4.16%	09/01/2037	32,387
1,532,469	FNMA, Pool# MA3208	4.50%	10/01/2037	1,484,235
70,180	FNMA, Pool# 955233	6.50%	12/01/2037	72,932
5,911	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	3.59%	05/01/2038	5,820
225,465	FNMA, Pool# AD0100	7.00%	12/01/2038	245,838
86,296	FNMA, Pool# 930507	6.50%	02/01/2039	88,564
1,483,198	FNMA, Pool# AS2249	4.00%	04/01/2039	1,415,567
234,260	FNMA, Pool# AL0407	6.50%	04/01/2039	240,229
166,567	FNMA, Pool# AD0427	5.50%	10/01/2039	171,107
245,459	FNMA, Pool# AD0941	5.50%	04/01/2040	254,014
586,726	FNMA, Pool# 467095	5.90%	01/01/2041	571,140
285,041	FNMA, Pool# AH8447	5.50%	04/01/2041	285,385
911,763	FNMA, Pool# 469130	4.87%	10/01/2041	895,363
288,777	FNMA, Pool# BC1738	4.50%	09/01/2043	279,610
229,858	FNMA, Pool# AS1429	4.00%	12/01/2043	215,851
240,749	FNMA, Pool# AV7739	4.00%	01/01/2044	225,660
141,458	FNMA, Pool# AW6485	4.00%	06/01/2044	132,799
194,245	FNMA, Pool# AY0382	4.00%	11/01/2044	187,779
346,577	FNMA, Pool# AW9534	4.00%	03/01/2045	327,515
183,653	FNMA, Pool# AZ4154	4.00%	06/01/2045	172,392
1,030,536	FNMA, Pool# AZ7828	4.00%	08/01/2045	979,558
522,024	FNMA, Pool# BA3674	4.50%	10/01/2045	506,665
322,611	FNMA, Pool# BC6366	4.50%	02/01/2046	311,338
195,327	FNMA, Pool# BD1241	4.50%	05/01/2046	187,448
707,172	FNMA, Pool# BD5189	4.50%	07/01/2046	685,083
170,685	FNMA, Pool# BD8599	4.50%	11/01/2046	163,818
296,215	FNMA, Pool# BH7686	4.50%	12/01/2047	283,573
677,916	FNMA, Pool# BJ8287	4.50%	01/01/2048	656,461
354,720	FNMA, Pool# BK5105	5.50%	05/01/2048	356,998
383,529	FNMA, Pool# BK8032	5.50%	06/01/2048	387,920
1,000,000	FNMA, Pool# AN9931	4.24%	08/01/2048	976,148
77,837	FNMA, Pool# BN0202	5.50%	09/01/2048	77,688
184,608	FNMA, Pool# BN4936	5.50%	12/01/2048	184,283
106,377	FNMA, Pool# BN4921	5.50%	01/01/2049	106,186
2,814,879	FNMA, Pool# BP5419	3.00%	05/01/2050	2,496,783
3,025,405	FNMA, Pool# BQ3248	2.00%	11/01/2050	2,469,333
1,508,036	FNMA, Pool# BQ6307	2.00%	11/01/2050	1,231,120
1,044,499	FNMA, Pool# MA4208	2.00%	12/01/2050	851,870
863,032	FNMA, Pool# BR5634	2.00%	03/01/2051	704,757
3,865,586	FNMA, Pool# FM8754	3.00%	09/01/2051	3,412,130
490,017	FNMA, Pool# FS1480	2.50%	11/01/2051	414,764
5,316,661	FNMA, Pool# FM9760	3.50%	11/01/2051	4,803,852
1,220,558	FNMA, Pool# MA4492	2.00%	12/01/2051	991,524
1,884,601	FNMA, Pool# FS0348	2.00%	01/01/2052	1,536,935
1,147,686	FNMA, Pool# FS0731	2.00%	02/01/2052	936,247
2,827,883	FNMA, Pool# CB2909	3.50%	02/01/2052	2,553,011
2,079,804	FNMA, Pool# MA4565	3.50%	03/01/2052	1,876,520
1,477,321	FNMA, Pool# FS0922	3.50%	03/01/2052	1,334,106
2,935,693	FNMA, Pool# FS0832	3.50%	03/01/2052	2,651,101
2,725,647	FNMA, Pool# BV4532	3.50%	03/01/2052	2,461,318
4,715,709	FNMA, Pool# FS0945	4.00%	03/01/2052	4,389,939
3,909,470	FNMA, Pool# FS1521	3.00%	04/01/2052	3,433,555
772,271	FNMA, Pool# BW0025	4.00%	07/01/2052	718,837
24,437	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	24,811
1,995,396	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	1,857,989
759,238	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	33,299
58,540	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	3,167
183,511	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	1,855
5,946,810	FNMA REMIC Trust, Series 2020-M15 X1#~	1.59%	09/25/2031	461,873
23,854,490	FNMA REMIC Trust, Series 2019-M23 X3#~	0.42%	10/27/2031	429,166
118,408	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	120,112
257,614	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	252,918
302,218	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	310,734
1,392,426	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	175,757
7,619,995	FNMA REMIC Trust, Series 2021-95 WI#~	0.05%	05/25/2035	161,846
1,827,532	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	1,849,415
659,060	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	673,937
301,728	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	307,625
925,918	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	945,473
423,063	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	434,060
418,000	FNMA REMIC Trust, Series 2008-2	5.50%	02/25/2038	432,023
631,906	FNMA REMIC Trust, Series 2009-20 DA (1 Month LIBOR USD + 7.40%)~	4.32%	04/25/2039	71,300
1,086,573	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	1,091,153
54,209	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	3.63%	02/25/2042	53,956
929,327	FNMA REMIC Trust, Series 2012-27 PI~	4.50%	02/25/2042	90,779
319,185	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	43,070
6,990	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	6,676
1,945	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	1,903
11,668	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	11,370
6,668	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	6,474
7,780	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	7,671
368,938	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	73,940
215,864	FNMA REMIC Trust, Series 2018-86 JA	4.00%	05/25/2047	210,270
982,710	FNMA REMIC Trust, Series 2019-37 IM~	5.00%	07/25/2049	144,029
4,933,355	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	697,340
26,300,000	FNMA, 2.00%, Due TBA October	2.00%	10/15/2052	21,316,355
12,100,000	FNMA, 2.50%, Due TBA October	2.50%	10/15/2052	10,181,725
13,650,000	FNMA, 3.50%, Due TBA October	3.50%	10/15/2052	12,289,266
29,750,000	FNMA, 4.00%, Due TBA October	4.00%	10/15/2052	27,621,016
1,849,257	FREMF Mortgage Trust, Series 2020-KF74 B (1 Month LIBOR USD + 2.15%)^	4.70%	01/25/2027	1,836,199
2,056,190	FREMF Mortgage Trust, Series 2019-KF59 B (1 Month LIBOR USD + 2.35%)^	4.90%	02/25/2029	2,017,895
912,724	FREMF Mortgage Trust, Series 2019-KF73 B (1 Month LIBOR USD + 2.45%)^	5.00%	11/25/2029	908,500
700,000	FREMF Mortgage Trust, Series 2017-K68 B#^	3.97%	10/25/2049	647,431
25,761	GNMA, Pool# 783374X	5.50%	04/15/2024	25,769
40,295	GNMA, Pool# 728160X	5.25%	11/15/2024	40,676
215,701	GNMA, Pool# 623145X	5.50%	10/15/2028	218,806
805,000	GNMA, Pool# 589694X	4.50%	08/15/2029	777,621
29,246	GNMA, Pool# 728157X	3.75%	11/15/2029	27,741
251,784	GNMA, Pool# 770225C	4.25%	08/20/2031	246,882
293,852	GNMA, Pool# 003160M	6.00%	11/20/2031	307,835
385,826	GNMA, Pool# 003489M	6.00%	12/20/2033	408,947
205,645	GNMA, Pool# 782173M	5.50%	05/20/2035	215,092
736,387	GNMA, Pool# MA7106M	2.00%	01/20/2036	651,303
731,937	GNMA, Pool# MA7164M	2.00%	02/20/2036	648,669
58,659	GNMA, Pool# 784315X	6.00%	06/15/2036	61,203
268,905	GNMA, Pool# 770226C	4.75%	09/20/2036	265,034
123,063	GNMA, Pool# 004194M	5.50%	07/20/2038	125,547
711,410	GNMA, Pool# AC0521C	5.50%	05/20/2042	743,346
887,112	GNMA, Pool# BM9287C	4.00%	08/20/2049	836,073
450,922	GNMA, Pool# MA7834M	6.00%	01/20/2052	476,433
1,908,708	GNMA, Pool# CJ2171C	4.00%	05/20/2052	1,779,981
3,569,562	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.10%)	4.10%	02/20/2072	3,748,771
3,364,278	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.12%)	4.12%	02/20/2072	3,539,175
276,179	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	11,649
401,706	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	401,816
71,359	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	72,843
439,035	GNMA REMIC Trust, Series 2012-52 WA#	6.19%	04/20/2038	456,114
700,804	GNMA REMIC Trust, Series 2016-012 KI~	5.00%	09/20/2038	105,203
440,546	GNMA REMIC Trust, Series 2017-083 ID~	7.00%	01/20/2039	64,874
504,432	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	511,357
720,077	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	75,536
512,169	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	79,894
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	544,529
929,541	GNMA REMIC Trust, Series 2017-083 IK~	6.00%	05/20/2040	189,025
262,707	GNMA REMIC Trust, Series 2016-112 AW#	7.03%	12/20/2040	278,886
1,206,870	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	200,800
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	675,205
669,094	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	81,956
887,560	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	128,917
377,526	GNMA REMIC Trust, Series 2014-06 IG~	4.50%	01/16/2044	47,783
1,133,339	GNMA REMIC Trust, Series 2011-127 C#	3.50%	03/16/2047	1,070,197
335,119	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	314,951
6,661	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	6,636
2,147,100	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	3.19%	11/20/2047	242,249
160,803	GNMA REMIC Trust, Series 2018-166 BA	3.50%	11/20/2047	158,487
2,237,109	GNMA REMIC Trust, Series 2018-036 LI~	5.00%	03/20/2048	315,065
557,220	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	533,874
579,422	GNMA REMIC Trust, Series 2019-162 KB	2.00%	12/20/2049	389,445
552,000	GNMA REMIC Trust, Series 2021-050 PL	1.25%	03/20/2051	269,141
1,840,306	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	1,519,806
1,125,223	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	880,768
1,814,221	GNMA REMIC Trust, Series 2021-177 KD	2.00%	10/20/2051	1,531,601
2,925,231	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	2,491,910
1,152,037	GNMA REMIC Trust, Series 2014-135 I0#~	0.42%	01/16/2056	22,024
1,208,279	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	28,402
2,264,476	GNMA REMIC Trust, Series 2016-40 I0#~	0.61%	07/16/2057	55,500
1,532,145	GNMA REMIC Trust, Series 2016-56 I0#~	0.99%	11/16/2057	65,095
2,478,880	GNMA REMIC Trust, Series 2016-98 I0#~	0.89%	05/16/2058	104,956
3,838,155	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	3,411,310
4,462,736	J.P. Morgan Mortgage Trust, Series 2021-INV4 A2#^	3.00%	01/25/2052	3,724,990
3,419,495	J.P. Morgan Mortgage Trust, Series 2022-LTV2 A3#^	3.50%	09/25/2052	3,009,317
6,143,591	Mello Mortgage Capital Acceptance, Series 2021-INV4 A3#^	2.50%	12/26/2051	4,894,714
3,477,376	Mello Mortgage Capital Acceptance, Series 2022-INV2 A2#^	3.50%	04/25/2052	2,983,073
1,300,000	Morgan Stanley Capital I Trust, Series 2019-NUGS A (1 Month LIBOR USD + 0.95%)^	3.77%	12/15/2036	1,260,577
3,276,384	RCKT Mortgage Trust, Series 2021-6 A1#^	2.50%	12/25/2051	2,624,832
3,244,967	RCKT Mortgage Trust, Series 2022-4 A1#^	4.00%	06/25/2052	2,908,935
3,106,932	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	2,678,757
343,709	SBA, Pool# 522053 (PRIME + 0.59%)	5.34%	05/25/2026	347,573
2,109,779	Sequoia Mortgage Trust, Series 2021-1 A1#^	2.50%	03/25/2051	1,683,208
Total Mortgage Backed Securities (Cost $328,745,468)				304,802,873

Asset Backed Securities - 6.9%
3,500,000	American Express Credit Account Master Trust, Series 2022-2 A	3.39%	05/17/2027	3,389,908
1,896,730	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	1,833,920
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,072,982
2,329,716	American Homes 4 Rent Trust, Series 2014-SFR3 A^	3.68%	12/18/2036	2,247,763
314,808	American Homes 4 Rent Trust, Series 2015-SFR1 A^	3.47%	04/18/2052	301,610
216,155	American Homes 4 Rent Trust, Series 2015-SFR2 A^	3.73%	10/18/2052	205,903
250,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	242,738
1,404,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	1,266,714
1,505,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	1,370,311
843,438	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	807,628
380,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	345,465
4,634	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	4,630
910,870	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	865,658
513,754	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	491,678
1,479,061	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	1,232,985
1,253,909	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	1,200,452
410,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	380,979
1,505,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,405,760
1,500,000	Verizon Master Trust, Series 2022-4 A†	3.40%	11/20/2028	1,444,567
Total Asset Backed Securities (Cost $22,384,911)				21,111,651

U.S. Treasury Notes - 0.3%
1,000,000	United States Treasury Note	2.88%	05/15/2032	924,453
Total U.S. Treasury Notes (Cost $1,009,233)				924,453

Municipal Bonds - 0.2%
600,000	Colorado Health Facilities Authority	2.80%	12/01/2026	565,692
Total Municipal Bonds (Cost $600,000)				565,692

Shares/Par Value
Short-Term Investments - 15.3%
Money Market Funds - 11.5%
34,854,158	First American Government Obligations Fund - Class Z, 2.74%*			34,854,158
U.S. Treasury Bills - 3.8%
12,000,000	United States Treasury Bill, 08/10/2023, 3.19%+			11,623,172
Total Short-Term Investments (Cost $46,531,771)				46,477,330
Total Investments - 122.8% (Cost $399,271,383)				373,881,999
Liabilities in Excess of Other Assets - (22.8)%				(69,427,062)
NET ASSETS - 100.0%				$304,454,937

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
+ This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of This report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $34,854,158 was categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, U.S. Treasury Notes, municipal bonds, and U.S. Treasury Bills with a total market value of $339,027,841, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Mortgage Securities Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	13	12/20/2022	$1,504,981	$1,456,812	$(48,169)
U.S. Treasury Long Bond Futures	6	12/20/2022	816,021	758,437	(57,584)
U.S. 10-Year Ultra Futures	27	12/20/2022	3,388,558	3,199,078	(189,480)
U.S. Ultra Bond Futures	4	12/20/2022	594,384	548,000	(46,384)
			$6,303,944	$5,962,327	$(341,617)
Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(166)	12/30/2022	$(18,223,111)	$(17,846,297)	$376,814
U.S. Treasury 2-Year Note Futures	(21)	12/30/2022	(4,353,115)	(4,313,203)	39,912
			$(22,576,226)	$(22,159,500)	$416,726

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.